Deferred tax (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of NetDeferred Tax Assets and Liabilities has been Recognized

	2020	2019
Deferred tax assets	101	193
Deferred tax liabilities	1,424	1,229
Total net deferred tax liability / (asset)	1,323	1,036

Deferred tax assets comprise temporary differences on:	2020	2019
Real Estate	-	(520)
Financial assets	13	76
Insurance and investment contracts	(5)	440
Deferred expenses, VOBA and other intangible assets	(110)	(112)
Defined benefit plans	-	7
Tax losses and credits carried forward	321	183
Other	(118)	119
At December 31	101	193

Deferred tax liabilities comprise temporary differences on:	2020	2019
Real estate	663	124
Financial assets	2,169	1,550
Insurance and investment contracts	(1,539)	(1,030)
Deferred expenses, VOBA and other intangible assets	1,323	1,662
Defined benefit plans	(206)	(249)
Tax losses and credits carried forward	(502)	(551)
Other	(484)	(279)
At December 31	1,424	1,229

Summary of Deferred Tax
The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and investment contracts	Deferred expenses, VOBA and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total
At January 1, 2020	644	1,474	(1,470)	1,774	(256)	(734)	(397)	1,036
Acquisitions / Additions	-	-	-	2	-	-	-	2
Charged to income statement	20	289	(102)	(213)	169	(13)	(67)	81
Charged to OCI	2	597	-	-	(140)	-	4	464
Net exchange differences	(3)	(204)	105	(130)	21	56	27	(128)
Transfer (to)/from current income tax	-	-	-	-	-	(132)	-	(132)
Transfer (to) /from other headings	-	-	(66)	-	-	-	66	-
At December 31, 2020	663	2,156	(1,533)	1,433	(206)	(823)	(366)	1,323

At January 1, 2019	519	814	(1,433)	1,913	(269)	(314)	(837)	394
Charged to income statement	125	25	(20)	(177)	108	63	(11)	114
Charged to OCI	(8)	629	-	-	(90)	-	(9)	521
Net exchange differences	1	9	(17)	37	(5)	(9)	(17)	(2)
Disposal of a business	-	-	-	-	-	-	2	2
Transfer (to)/from other headings	-	-	-	-	-	(473)	473	-
Other	7	(3)	-	-	-	-	3	7
At December 31, 2019	644	1,474	(1,470)	1,774	(256)	(734)	(398)	1,036

Schedule of Loss Carryforward period and Deferred Corporate Income Tax Assets Not Recognized
For the following amounts, arranged by loss carry forward periods, the deferred corporate income tax asset is not recognized:

	Gross amounts 1)		Not recognized deferred tax assets
	2020	2019	2020	2019
< 5 years	71	79	18	20
≥ 5 – 10 years	12	18	4	4
≥ 10 – 15 years	18	27	57	51
≥ 15 – 20 years	4	1	-	-
Indefinitely	514	488	114	107
At December 31	619	613	192	182
1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules